Segment information - Summary of Reconciliations of Information on Reportable Segments (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Consolidated revenue	€ 2.0
Consolidated assets	1,309.5	€ 742.9
Consolidated liabilities	692.2	369.5
Unallocated and intersegment elimination
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Consolidated revenue	(6.6)	(6.3)	€ (4.6)
Consolidated assets	424.1	40.1	41.6
Consolidated liabilities	(234.2)	(168.0)	(119.3)
Reportable segments
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Consolidated revenue	1,069.5	820.0	649.1
Consolidated assets	885.4	702.8	640.4
Consolidated liabilities	926.5	537.5	454.2
Reportable segments | External revenue
Details Of Reconciliation Of Information On Reportable Segments To The Financial Statements Reported [Line Items]
Consolidated revenue	1,062.8	813.7	644.4
Consolidated assets	1,309.5	742.9	682.0
Consolidated liabilities	€ 692.2	€ 369.5	€ 334.9